Stock-Based Compensation - Schedule of Grant Date Fair Value Black-Scholes Option-Pricing Model Assumptions (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Exercise price	$ 65.80	$ 59.07	$ 48.80
Expected dividend yield	2.31%	2.56%	3.07%
Expected stock price volatility	25.28%	26.53%	26.14%
Risk-free interest rate	2.85%	2.02%	1.67%
Expected life (in years)	6 years 6 months	6 years 6 months	6 years 6 months